Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	$ (115)	$ (163)	$ (235)
Accelerated depreciation on property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	168	33
Losses, credits and investment allowances available for offsetting against future taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	(266)	(180)
Accrued expenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	(47)	(9)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	$ 30	$ (7)